Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 77,227	$ 78,630	$ 82,140
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	21,536	(6,180)	(5,027)
Unrealized net holding gain on cash flow hedge, net of income taxes of $296 and $276 for years ended December 31, 2012, and 2011, respectively	0	550	512
Unrealized net holding (loss) on securities available-for-sale, net of income taxes of $(21,236), $(1,645) and $(1,318) for years ended December 31, 2013, 2012 and 2011, respectively	(39,437)	(3,057)	(2,448)
Other comprehensive (loss)	(17,901)	(8,687)	(6,963)
Comprehensive income	$ 59,326	$ 69,943	$ 75,177